EXPLORATION AND EVALUATION ASSETS (Tables)	9 Months Ended
May 31, 2019
Statements [Line Items]
Disclosure Of Detailed Information About Exploration And Evaluation Assets Explanatory [Table Text Block]
Balance, August 31, 2017	$22,900
Additions	9,096
Foreign exchange movement	(2,590)
Balance, August 31, 2018	$29,406
Additions	6,377
Foreign exchange movement	121
Balance, May 31, 2019	$35,904